EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in plan assets (Details) - Post-employment health care benefit - Plan assets - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ 0	R$ 0
Contributions from sponsors	24,713	19,150	R$ 13,243
Contributions from participants	2,032	2,349	2,088
Payment of benefits	(26,745)	(21,499)	(15,331)
Fair value of plan assets at the end of the year	R$ 0	R$ 0	R$ 0